Perkins Large Cap Value Fund | Class D Shares
FUND SUMMARY Perkins Large Cap Value Fund
INVESTMENT OBJECTIVE
Perkins Large Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Perkins Large Cap Value Fund Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees (may adjust up or down)		0.52%
Other Expenses		0.32%
Total Annual Fund Operating Expenses	[1]	0.84%
Fee Waiver	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.76%
[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Fund expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.75% until at least November 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Perkins Large Cap Value Fund Class D Shares Class D	Class D Shares	86	268	466	1,037

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of large-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies having, at the time of purchase, market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2013, they ranged from approximately $487 million to $422.5 billion, and the median market capitalization was $5.9 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in exchange-traded funds (“ETFs”), including commodity-related ETFs, cash, or similar investments.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics
The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Exchange-Traded Funds Risk. The Fund may invest in ETFs, which are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Further, the price movement of an ETF may fluctuate against the underlying securities or commodities it tracks and may result in a loss. Because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance.

The ETFs in which the Fund invests are subject to specific risks, depending on the investment strategy of the ETF. In turn, the Fund will be subject to substantially the same risks as those associated with direct exposure to the securities or commodities held by the ETF. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, and commodities risk.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for the period July 6, 2009 to February 16, 2010, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. Performance shown for the period prior to July 6, 2009, reflects the historical performance of the Janus Adviser Perkins Large Cap Value Fund’s (“JAD predecessor fund”) Class I Shares prior to the reorganization of Class I Shares of the JAD predecessor fund into Class I Shares of the Fund, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 15.02% Worst Quarter: Third Quarter 2011 −14.77%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2013 was 17.90%.
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Perkins Large Cap Value Fund Class D Shares	Column	Label	1 Year	Since Inception of Predecessor Fund	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	13.12%	11.75%	Dec. 31, 2008
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	12.56%	11.01%	Dec. 31, 2008
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.29%	10.00%	Dec. 31, 2008
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Value Index	17.51%	13.01%	Dec. 31, 2008

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; for the Fund’s Class I Shares for the period following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for the period prior to July 6, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.